Provisions	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Provisions
32 Provisions

	2023	2022

On January 1	100	193

Additional provisions	77	28

Disposal of a business	(13)	(8)

Unused amounts reversed through the income statement	(25)	(10)

Used during the year	(54)	(57)

Net exchange differences	(2)	5

Transfers to disposal groups	-	(52)

On December 31	83	100

Current	78	90

Non-current	5	10

The provisions on December 31, 2023 consisted of litigation provisions of EUR 65 million (2022: EUR 71 million) mainly related to settlement in the United States in case alleging mischaracterization of agents as independent contractors instead of employees (see note 39 Commitments and contingencies), restructuring provisions of EUR 9 million
(2022: EUR 9 million) and other provisions of EUR 9 million (2022: EUR 19 million).